Inventories, net (Tables)	12 Months Ended
Dec. 31, 2021
Inventories, net
Summary of inventories, net

	As of December 31,
	2020	2021
Raw materials	29,472	55,845
Work in process	3,513	3,359
Finished goods	10,043	5,958
Low value consumables and spare parts	117	145
Less: inventory write-downs	(878)	(2,725)
Total inventories, net	42,267	62,582